Debt, term loan facility (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Term loan
Principal Amount	$ 1,677	$ 1,688
U.S. Cellular Term loan facility
Term loan
Principal Amount	214	$ 225
Term Loan periodic payment amount	$ 3
Frequency of periodic Term Loan payment	quarterly
Date of debt issuance	Jul. 20, 2015
Maturity date of debt issued	Jan. 21, 2022
Payment terms	In July 2015, U.S. Cellular borrowed $225 million on a senior term loan credit facility in two separate draws. This facility was entered into in January 2015 and amended and restated in June 2016. The interest rate on outstanding borrowings is reset at three and six month intervals at a rate of LIBOR plus 250 basis points. This credit facility provides for the draws to be continued on a long-term basis under terms that are readily determinable. U.S. Cellular has the ability and intent to carry the debt for the duration of the agreement. Principal reductions are due and payable in quarterly installments of $3 million beginning in March 2016 through December 2021, and the remaining unpaid balance will be due and payable in January 2022. The senior term loan credit facility contains financial covenants and subsidiary guarantees that are consistent with the revolving credit agreements described above. This facility was entered into for general corporate purposes, including working capital, spectrum purchases and capital expenditures.
Subordination agreement description	In connection with U.S. Cellular’s term loan credit facility, TDS and U.S. Cellular entered into a subordination agreement in June 2016 together with the administrative agent for the lenders under U.S. Cellular’s term loan credit agreement, which is substantially the same as the subordination agreement in the U.S. Cellular revolving credit facility described above. As of December 31, 2016, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan facility pursuant to this subordination agreement.
Term loan compliance	U.S. Cellular believes that it was in compliance with all of the financial and other covenants and requirements set forth in its term loan credit facility as of December 31, 2016.
U.S. Cellular Term loan facility | LIBOR rate
Term loan
Contractual spread	2.50%